Consolidated Statements of Stockholders' Deficit [Parenthetical] (USD $)	12 Months Ended
	Oct. 31, 2011	Oct. 31, 2010
Price per share of stock issued for services one		$ 0.013
Price per share of stock issued for services two		$ 0.0165
Price per share of stock issued for services three		$ 0.02
Price per share of stock issued for services four		$ 0.024
Price per share of stock issued for services five		$ 0.026
Price per share of stock issued for services six		$ 0.0335
Price per share of stock issued for services seven		$ 0.0375
Price per share of stock issued for services eight		$ 0.039
Price per share of stock issued for services nine		$ 0.04
Price per share of stock issued for services ten		$ 0.045
Price per share of stock issued for services eleven		$ 0.0465
Price per share of stock issued for services twelve		$ 0.048
Price per share of stock issued for services thirteen		$ 0.05
Price per share of stock issued for loan	$ 0.003565	$ 0.05
Price per share of stock issued for private placement one		$ 0.0175
Price per share of stock issued for private placement two		$ 0.0225
Price per share of stock issued for private placement three		$ 0.0292
Price per share of stock issued for private placement four		$ 0.10
Price per share of stock issued for debt one		$ 0.036
Price per share of stock issued for debt two		$ 0.04
Stock redemption price per share		$ 0.04
Price per share of stock issued for services fourteen	$ 0.004
Price per share of stock issued for services fifteen	$ 0.0045
Price per share of stock issued for services sixteen	$ 0.005
Price per share of stock issued for services seventeen	$ 0.006
Price per share of stock issued for services eighteen	$ 0.0082
Price per share of stock issued for services nineteen	$ 0.01
Price per share of stock issued for private placement five	$ 0.0041
Price per share of stock issued for private placement six	$ 0.0049
Price per share of stock issued for private placement seven	$ 0.0056
Price per share of stock issued for private placement eight	$ 0.0057
Price per share of stock issued for private placement nine	$ 0.0059
Price per share of stock issued for private placement ten	$ 0.006
Price per share of stock issued for private placement eleven	$ 0.0062
Price per share of stock issued for private placement twelve	$ 0.0064
Price per share of stock issued for private placement thirteen	$ 0.0067
Price per share of stock issued for private placement fourteen	$ 0.013
Price per share of stock issued for debt three	$ 0.0004
Price per share of stock issued for debt four	$ 0.0007
Price per share of stock issued for debt five	$ 0.0008
Price per share of stock issued for debt six	$ 0.0009
Price per share of stock issued for debt seven	$ 0.0013
Price per share of stock issued for debt eight	$ 0.0014
Price per share of stock issued for debt nine	$ 0.0016
Price per share of stock issued for debt ten	$ 0.0018
Price per share of stock issued for debt eleven	$ 0.0021
Price per share of stock issued for debt twelve	$ 0.0027
Price per share of stock issued for debt thirteen	$ 0.0029
Price per share of stock issued for debt fourteen	$ 0.003
Price per share of stock issued for debt fifteen	$ 0.0033
Price per share of stock issued for debt sixteen	$ 0.0034
Price per share of stock issued for debt seventeen	$ 0.0035
Price per share of stock issued for debt eighteen	$ 0.0036
Price per share of stock issued for debt nineteen	$ 0.0039
Price per share of stock issued for debt twenty	$ 0.0054
Price per share of stock issued for debt twenty one	$ 0.0059
Price per share of stock issued for debt twenty two	$ 0.006
Price per share of stock issued for debt twenty three	$ 0.0074
Price per share of stock issued for debt twenty four	$ 0.0075